TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax asset
Net operating loss	¥ 357,483	$ 51,830	¥ 216,902
Foreign exchange loss	1,330	193	7,679
Depreciation and amortization	22,535	3,267	10,479
Property, plant and equipment impairment	6,997	1,014	6,997
Deposits for non-current assets	18,475	2,679	18,475
Allowance for net investment in financing lease	5,137	745	5,137
Allowance for doubtful accounts	14,746	2,138	14,013
Lease liabilities	58,901	8,540	56,673
Other long-term assets	104,912	15,211	92,261
Equity investment	7,553	1,095	7,574
Others	13,728	1,990	7,971
Total deferred tax assets	611,797	88,702	444,161
less: Valuation allowance	(565,022)	(81,920)	(396,919)
Net deferred tax assets	46,775	6,782	47,242
Deferred tax liabilities
Equity investment	(1,170)	(170)	(287)
Property, plant and equipment	(1,682)	(244)	(1,428)
Disposal of Beijing Century Friendship	(3,126)	(453)	(3,126)
Intangible assets	(81,336)	(11,793)	(156,189)
Right-of-use assets	(46,873)	(6,796)	(48,259)
Capitalized interest	(19,179)	(2,781)	(19,179)
Others	(5,986)	(867)	(3,198)
Total deferred tax liabilities	(159,352)	(23,104)	(231,666)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (112,577)	$ (16,322)	¥ (184,424)